SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	12 Months Ended
	May 31, 2020	May 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock price	$ 0.15	$ 0.15
Risk-free discount rate	0.01%	2.31%
Volatility	0.10%	0.01%